Shareholder Fees {- Fidelity Puritan K6 Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Puritan K6 Fund PRO-04 | Fidelity Puritan K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none